Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted	$ 0.01	$ 0.02	$ 0.04	$ 0.04	$ 0.04	$ 0.03